UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1: Schedule of Investments

A copy of the Schedule of Investments for the period ended 9/30/2018 is included with this Form.

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES (11.1%)
$325,000	Ally Auto Receivables Trust, Series 2017-3, Class A4, 2.01%, 3/15/22	$318,892
200,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	197,139
348,024	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	344,208
250,000	Cedar Funding VII Clo, Ltd., Series 2018-7A, Class A1, 3-month LIBOR + 1.00%, 3.35%, 1/20/31 (1)(2)	249,738
350,000	Chase Issuance Trust, Series 2016-A5, Class A5, 1.27%, 7/15/21	346,046
225,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	215,907
170,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (1)	169,415
250,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 2/15/22 (1)	246,109
250,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	246,808
300,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	298,439
260,000	Daimler Trucks Retail Trust, Series 2018-1, Class A3, 2.85%, 7/15/21 (1)	259,473
200,000	Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19%, 4/17/23	196,405
150,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	146,143
200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (1)	197,666
100,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (1)	98,776
300,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (1)	299,018
110,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.76%, 9/15/22	108,797
218,000	GM Financial Automobile Leasing Trust, Series 2017-1, Class A3, 2.06%, 5/20/20	217,201
200,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (1)	199,214
330,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 3.13%, 3/15/23 (1)	328,827
105,000	Honda Auto Receivables Owner Trust, Series 2017-4, Class A3, 2.05%, 11/22/21	103,779
450,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	442,138
250,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (1)	248,471
225,000	Hyundai Auto Lease Securitization Trust, Series 2017-C, Class A4, 2.21%, 9/15/21 (1)	222,394
278,581	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/21	276,021
200,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	200,398
	TOTAL ASSET-BACKED SECURITIES (Cost $6,202,507) (11.1%)	6,177,422
COMMERCIAL MORTGAGE-BACKED SECURITIES (9.9%)
350,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	348,372
499,362	Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A1, 1.88%, 12/10/49	490,176
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	151,686
150,000	COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50 (2)	152,011
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23 (2)	200,919
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (2)	148,832
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (2)	253,129
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (2)	246,694
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2, 3.33%, 5/25/25 (2)	249,535
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2, 3.28%, 6/25/25 (2)	248,876
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	249,845
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (1)(2)	248,013
200,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.26%, 4/25/46 (1)(2)	199,385
150,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.86%, 9/25/46 (1)(2)	149,965
200,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (1)(2)	200,046
251,758	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	237,340
263,958	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	245,400
235,525	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	235,848

September 30, 2018

Principal Amount		Value
$130,000	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	$129,325
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	243,128
88,337	Sequoia Mortgage Trust, Series 2004-8, Class A1, 1-month LIBOR + 0.70%, 2.87%, 9/20/34 (2)	86,954
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	99,234
180,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	171,880
213,910	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	209,062
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	99,996
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	201,579
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,673,486) (9.9%)	5,497,230
CORPORATE BONDS & NOTES (32.2%)
	BASIC MATERIALS (1.0%)
	CHEMICALS (0.7%)
225,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	229,281
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	175,156
		404,437
	IRON & STEEL (0.3%)
156,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22 (3)	157,170
		561,607
	COMMUNICATIONS (3.4%)
	INTERNET (1.1%)
225,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	245,454
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	153,750
200,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)	200,452
		599,656
	MEDIA (1.0%)
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	177,700
200,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (3)	205,268
200,000	Warner Media LLC, Guaranteed Notes, 3.80%, 2/15/27	191,312
		574,280
	TELECOMMUNICATIONS (1.3%)
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24 (3)	198,032
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	255,502
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	247,942
		701,476
		1,875,412
	CONSUMER, CYCLICAL (1.3%)
	AUTO MANUFACTURERS (0.7%)
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	195,415
200,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	199,474
		394,889
	HOME BUILDERS (0.6%)
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	150,905
200,000	Lennar Corp., Guaranteed Notes, 6.63%, 5/1/20	208,020
		358,925
		753,814
	CONSUMER, NON-CYCLICAL (3.4%)
	BIOTECHNOLOGY (0.3%)
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	148,753
	COMMERCIAL SERVICES (0.4%)
200,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	205,797
	HEALTHCARE PRODUCTS (0.3%)
200,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	199,439
	HEALTHCARE SERVICES (1.3%)
125,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	127,500
150,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	147,435
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	152,461
150,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	158,637
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21 (3)	148,298
		734,331
	PHARMACEUTICALS (1.1%)
175,000	AbbVie, Inc., Senior Unsecured Notes, 4.88%, 11/14/48	172,181
250,000	CVS Health Corp., Senior Unsecured Notes, 3.35%, 3/9/21 (3)	249,486

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$200,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	$206,426
		628,093
		1,916,413
	ENERGY (4.5%)
	OIL & GAS (2.5%)
200,000	Andeavor, Guaranteed Notes, 5.13%, 12/15/26	209,226
225,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23 (3)	228,961
150,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	146,418
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	146,633
200,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	203,236
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	205,654
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	241,800
		1,381,928
	PIPELINES (2.0%)
150,000	Energy Transfer Partners L.P., Series 5Y, Guaranteed Notes, 4.20%, 9/15/23	151,191
250,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (3)	247,872
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	139,949
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	243,503
150,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	162,000
175,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	178,869
		1,123,384
		2,505,312
	FINANCIAL (14.6%)
	BANKS (7.8%)
200,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)	199,430
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	148,380
200,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	200,935
200,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	196,474
150,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	146,889
150,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	156,848
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	149,046
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	194,333
150,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	180,443
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	253,058
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	239,431
150,000	ING Groep NV, Senior Unsecured Notes, 4.10%, 10/2/23	150,112
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	198,527
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21 (3)	247,823
250,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.60%, 6/24/19 (1)	249,377
250,000	Morgan Stanley, Senior Unsecured Notes, 2.80%, 6/16/20	248,036
250,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 5.13%, 2/8/20	256,418
200,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	197,428
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	260,348
200,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	199,680
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	244,005
		4,317,021
	DIVERSIFIED FINANCIAL SERVICES (2.3%)
150,000	Ally Financial, Inc., Senior Unsecured Notes, 4.63%, 3/30/25	148,875
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	205,032
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	244,425
100,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	100,038
200,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	190,409
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	249,667
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	149,694
		1,288,140
	INSURANCE (1.3%)
200,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	208,410
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	198,567
175,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (2)	174,401
150,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	158,711
		740,089

September 30, 2018

Principal Amount		Value
	REITS (3.2%)
$175,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	$170,771
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	207,079
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	205,251
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23 (3)	244,736
250,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	248,498
350,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	361,700
150,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	147,708
200,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	208,345
		1,794,088
		8,139,338
	INDUSTRIAL (1.2%)
	AEROSPACE & DEFENSE (0.4%)
250,000	Harris Corp., Senior Unsecured Notes, 4.40%, 6/15/28	250,899
	MACHINERY DIVERSIFIED (0.4%)
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	211,500
	MISCELLANEOUS MANUFACTURERS (0.4%)
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	196,634
		659,033
	TECHNOLOGY (0.3%)
	SOFTWARE (0.3%)
150,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	160,630
	UTILITIES (2.5%)
	ELECTRIC (2.2%)
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	102,186
150,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	153,145
380,000	Florida Power & Light Co., 4.95%, 6/1/35	413,372
250,000	Indiana Michigan Power Co., Senior Unsecured Notes, 4.25%, 8/15/48	246,297
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	188,228
125,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	123,781
		1,227,009
	GAS (0.3%)
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	152,328
		1,379,337
	TOTAL CORPORATE BONDS & NOTES (Cost $18,115,346) (32.2%)	17,950,896
FOREIGN GOVERNMENT OBLIGATIONS (1.8%)
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	197,050
250,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	243,404
200,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	196,800
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	152,027
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (3)	128,876
100,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	95,419
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,041,605) (1.8%)	1,013,576
LONG-TERM MUNICIPAL SECURITIES (3.2%)
	CALIFORNIA (0.9%)
200,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	198,694
125,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	144,761
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	85,770
100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	99,816
		529,041
	DISTRICT OF COLUMBIA (0.5%)
250,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	267,233
	NEW YORK (0.4%)
225,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	218,284
	TEXAS (1.4%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	267,822

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	$504,455
		772,277
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,783,695) (3.2%)	1,786,835
U.S. GOVERNMENT AGENCY OBLIGATIONS (20.0%)
750,000	FHLMC, 6.25%, 7/15/32	988,811
60,277	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	63,294
356,271	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	362,906
76,133	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	77,556
241,187	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	247,209
128,360	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	127,326
221,592	FHLMC Gold PC Pool #G08761, 3.50%, 5/1/47	218,321
123,995	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	127,113
68,355	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	67,804
85,279	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	86,781
116,344	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	115,406
232,767	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	222,856
284,402	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	274,631
444,445	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	449,895
250,000	FNMA, 2.38%, 1/19/23	243,717
250,000	FNMA, 2.63%, 9/6/24	243,972
540,000	FNMA, 1.88%, 9/24/26 (3)	489,675
75,376	FNMA Pool #626440, 7.50%, 2/1/32	82,338
43,301	FNMA Pool #919584, 6.00%, 6/1/37	46,852
175,544	FNMA Pool #AB2346, 4.50%, 2/1/41	182,674
136,067	FNMA Pool #AB5231, 2.50%, 5/1/27	132,370
150,997	FNMA Pool #AB5716, 3.00%, 7/1/27	150,047
235,648	FNMA Pool #AB8144, 5.00%, 4/1/37	250,086
55,653	FNMA Pool #AD8536, 5.00%, 8/1/40	59,213
93,538	FNMA Pool #AE1853, 4.00%, 8/1/40	95,167
77,768	FNMA Pool #AH8932, 4.50%, 4/1/41	80,952
142,855	FNMA Pool #AI4285, 5.00%, 6/1/41	152,003
104,918	FNMA Pool #AJ5888, 4.50%, 11/1/41	108,583
66,907	FNMA Pool #AL3272, 5.00%, 2/1/25	70,237
209,173	FNMA Pool #AQ0287, 3.00%, 10/1/42	201,974
85,170	FNMA Pool #AR2174, 3.00%, 4/1/43	82,191
371,313	FNMA Pool #AR6394, 3.00%, 2/1/43	358,755
76,549	FNMA Pool #AS3155, 4.00%, 8/1/44	77,491
70,223	FNMA Pool #AS4177, 4.50%, 12/1/44	72,681
341,357	FNMA Pool #AS5892, 3.50%, 10/1/45	337,377
107,948	FNMA Pool #AS6102, 3.50%, 11/1/45	106,689
190,541	FNMA Pool #AS6205, 3.50%, 11/1/45	188,319
148,620	FNMA Pool #AS6385, 4.00%, 12/1/45	150,288
276,068	FNMA Pool #AS9459, 4.50%, 4/1/47	285,049
182,537	FNMA Pool #AS9562, 3.00%, 5/1/47	174,813
202,691	FNMA Pool #AU1847, 3.00%, 9/1/43	195,617
92,714	FNMA Pool #AU2135, 2.50%, 8/1/28	90,136
192,496	FNMA Pool #AU4279, 3.00%, 9/1/43	185,782
84,407	FNMA Pool #AU4290, 4.00%, 9/1/43	85,746
253,532	FNMA Pool #AV0703, 4.00%, 12/1/43	257,143
73,185	FNMA Pool #AW6645, 3.00%, 6/1/29	72,387
112,659	FNMA Pool #AW7362, 2.50%, 8/1/29	109,210
193,546	FNMA Pool #AX0416, 4.00%, 8/1/44	195,913
150,863	FNMA Pool #AX9013, 3.50%, 2/1/45	149,105
163,715	FNMA Pool #AY1670, 3.50%, 2/1/45	161,807
180,707	FNMA Pool #AY2728, 2.50%, 2/1/30	175,171
171,054	FNMA Pool #AY4195, 4.00%, 5/1/45	173,139
64,640	FNMA Pool #AZ7793, 3.50%, 8/1/45	63,887
199,924	FNMA Pool #BA3885, 3.50%, 11/1/45	197,593
89,561	FNMA Pool #BC9708, 3.00%, 10/1/46	85,788
222,842	FNMA Pool #BD8213, 3.00%, 9/1/46	213,476
191,436	FNMA Pool #MA0641, 4.00%, 2/1/31	194,815
243,644	FNMA Pool #MA3238, 3.50%, 1/1/48	239,898
73,894	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	70,432
92,821	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	89,906
111,487	GNMA II Pool #5332, 4.00%, 3/20/42	114,414
117,900	GNMA II Pool #MA1520, 3.00%, 12/20/43	115,218
81,672	GNMA II Pool #MA2445, 3.50%, 12/20/44	81,445
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,607,051) (20.0%)	11,171,450
U.S. TREASURY OBLIGATIONS (16.9%)
	U.S. TREASURY NOTES & BONDS (16.9%)
700,000	U.S. Treasury Bonds, 4.38%, 2/15/38	826,055
2,914,000	U.S. Treasury Bonds, 3.00%, 2/15/48	2,804,383
317,422	U.S. Treasury Bonds TIPS, 2.00%, 1/15/26	341,406
300,000	U.S. Treasury Notes, 1.75%, 9/30/19	297,305
585,000	U.S. Treasury Notes, 1.38%, 3/31/20	573,117
830,000	U.S. Treasury Notes, 2.13%, 6/30/21	813,562
1,015,000	U.S. Treasury Notes, 1.75%, 2/28/22	977,017
1,160,000	U.S. Treasury Notes, 1.38%, 6/30/23	1,079,751
880,000	U.S. Treasury Notes, 2.25%, 11/15/24	843,322
900,000	U.S. Treasury Notes, 2.75%, 2/15/28	877,465
	TOTAL U.S. TREASURY NOTES & BONDS (Cost $9,596,468) (16.9%)	9,433,383
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,596,468) (16.9%)	9,433,383

September 30, 2018

Shares		Value
EXCHANGE-TRADED FUND (3.7%)
$24,000	iShares iBoxx High Yield Corporate Bond ETF (3)	$2,074,560
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,056,789) (3.7%)	2,074,560

SHORT-TERM INVESTMENTS (7.9%)
	MONEY MARKET FUNDS (7.9%)
580,009	State Street Institutional U.S. Government Money Market Fund, Premier Class	580,009
3,790,953	State Street Navigator Securities Lending Government Money Market Portfolio (4)	3,790,953
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,370,962) (7.9%)	4,370,962
	TOTAL INVESTMENT SECURITIES (106.7%) (Cost $60,447,909)	$59,476,314
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-6.7%)		(3,732,096)
NET ASSETS (5) (100%)		$55,744,218

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of September 30, 2018, the market value of the securities on loan was $4,310,717.
(4)	Securities with an aggregate market value of $4,310,717 were out on loan in exchange for $3,790,953 of cash collateral as of September 30, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $60,447,909, aggregate gross unrealized appreciation was $131,178, aggregate gross unrealized depreciation was $1,102,773 and the net unrealized depreciation was $971,595.
ETF	Exchange Traded Fund.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
TIPS	Treasury Inflation Prorated Security

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$6,177,422	$—	$6,177,422
Commercial Mortgage-Backed Securities	—	5,497,230	—	5,497,230
Corporate Bonds & Notes*	—	17,950,896	—	17,950,896
Foreign Government Obligations	—	1,013,576	—	1,013,576
Long-Term Municipal Securities*	—	1,786,835	—	1,786,835
U.S. Government Agency Obligations	—	11,171,450	—	11,171,450
U.S. Treasury Obligations	—	9,433,383	—	9,433,383
Exchange-Traded Fund	2,074,560	—	—	2,074,560
Short-Term Investments	4,370,962	—	—	4,370,962
Total Investments in Securities	$6,445,522	$53,030,792	$—	$59,476,314

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	11/19/2018